Regulatory Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Regulated Operations [Abstract]
Schedule of Regulatory Assets
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the Corporation's 2017 annual audited consolidated financial statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2018	2017
Regulatory assets
Deferred income taxes	1,417	1,403
Employee future benefits	492	510
Deferred energy management costs	213	200
Deferred lease costs	107	104
Generation early retirement costs	103	105
Deferred operating overhead costs	97	91
Derivative instruments	89	87
Rate stabilization accounts	81	95
Manufactured gas plant site remediation deferral	77	75
Other regulatory assets	435	375
Total regulatory assets	3,111	3,045
Less: current portion	(331)	(303)
Long-term regulatory assets	2,780	2,742

Schedule of Regulatory Liabilities
Detailed information about the Corporation's regulatory assets and liabilities is provided in Note 8 to the Corporation's 2017 annual audited consolidated financial statements. A summary follows.

	As at
	June 30,	December 31,
($ millions)	2018	2017
Regulatory assets
Deferred income taxes	1,417	1,403
Employee future benefits	492	510
Deferred energy management costs	213	200
Deferred lease costs	107	104
Generation early retirement costs	103	105
Deferred operating overhead costs	97	91
Derivative instruments	89	87
Rate stabilization accounts	81	95
Manufactured gas plant site remediation deferral	77	75
Other regulatory assets	435	375
Total regulatory assets	3,111	3,045
Less: current portion	(331)	(303)
Long-term regulatory assets	2,780	2,742

	As at
	June 30,	December 31,
($ millions)	2018	2017
Regulatory liabilities
Deferred income taxes	1,522	1,484
Asset removal cost provision	1,135	1,095
Rate stabilization accounts	272	254
Return on equity refund liability	194	182
Renewable energy surcharge	76	66
Energy efficiency liability	67	82
Electric and gas moderator account	62	58
Employee future benefits	42	47
Other regulatory liabilities (1)	207	178
Total regulatory liabilities	3,577	3,446
Less: current portion	(587)	(490)
Long-term regulatory liabilities	2,990	2,956

(1)	Includes a $29 million provision reflecting income tax savings, as a result of U.S. tax reform.